Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nysc.com

CERTNYS

1-9317

NYSE

02057424

RECD S.E.C.
SEP 18 2002

September 18, 2002

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, HRPT Properties Trust, 8 ¾% Series B Cumulative Redeemable Preferred Shares and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on September 18, 2002. Tentative listing date – September 20, 2002.

Sincerely,

[signature]

PROCESSED
SEP 19 2002
THOMSON
FINANCIAL